CREDIT QUALITY INDICATORS (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Loans By Class [Line Items]
Total Recorded Investment in Loans	$ 296,933	$ 279,151	$ 269,968
Commercial Loan [Member]
Loans By Class [Line Items]
Total Recorded Investment in Loans	242,916	225,508	216,298
Commercial Loan [Member] | Pass [Member]
Loans By Class [Line Items]
Total Recorded Investment in Loans	238,652	219,701
Commercial Loan [Member] | Special Mention [Member]
Loans By Class [Line Items]
Total Recorded Investment in Loans	0	0
Commercial Loan [Member] | Substandard [Member]
Loans By Class [Line Items]
Total Recorded Investment in Loans	4,264	5,807
Commercial Loan [Member] | Doubtful [Member]
Loans By Class [Line Items]
Total Recorded Investment in Loans	0	0
Commercial Loan [Member] | Operating [Member]
Loans By Class [Line Items]
Total Recorded Investment in Loans	33,883	33,889
Commercial Loan [Member] | Operating [Member] | Pass [Member]
Loans By Class [Line Items]
Total Recorded Investment in Loans	33,221	32,933
Commercial Loan [Member] | Operating [Member] | Special Mention [Member]
Loans By Class [Line Items]
Total Recorded Investment in Loans	0	0
Commercial Loan [Member] | Operating [Member] | Substandard [Member]
Loans By Class [Line Items]
Total Recorded Investment in Loans	662	956
Commercial Loan [Member] | Operating [Member] | Doubtful [Member]
Loans By Class [Line Items]
Total Recorded Investment in Loans	0	0
Commercial Loan [Member] | Agricultural [Member]
Loans By Class [Line Items]
Total Recorded Investment in Loans	44,359	46,022
Commercial Loan [Member] | Agricultural [Member] | Pass [Member]
Loans By Class [Line Items]
Total Recorded Investment in Loans	43,461	45,863
Commercial Loan [Member] | Agricultural [Member] | Special Mention [Member]
Loans By Class [Line Items]
Total Recorded Investment in Loans	0	0
Commercial Loan [Member] | Agricultural [Member] | Substandard [Member]
Loans By Class [Line Items]
Total Recorded Investment in Loans	898	159
Commercial Loan [Member] | Agricultural [Member] | Doubtful [Member]
Loans By Class [Line Items]
Total Recorded Investment in Loans	0	0
Commercial Loan [Member] | Real Estate 1-4 Family [Member]
Loans By Class [Line Items]
Total Recorded Investment in Loans	46,577	40,476
Commercial Loan [Member] | Real Estate 1-4 Family [Member] | Pass [Member]
Loans By Class [Line Items]
Total Recorded Investment in Loans	46,453	39,683
Commercial Loan [Member] | Real Estate 1-4 Family [Member] | Special Mention [Member]
Loans By Class [Line Items]
Total Recorded Investment in Loans	0	0
Commercial Loan [Member] | Real Estate 1-4 Family [Member] | Substandard [Member]
Loans By Class [Line Items]
Total Recorded Investment in Loans	124	793
Commercial Loan [Member] | Real Estate 1-4 Family [Member] | Doubtful [Member]
Loans By Class [Line Items]
Total Recorded Investment in Loans	0	0
Commercial Loan [Member] | Real Estate Other [Member]
Loans By Class [Line Items]
Total Recorded Investment in Loans	118,097	105,121
Commercial Loan [Member] | Real Estate Other [Member] | Pass [Member]
Loans By Class [Line Items]
Total Recorded Investment in Loans	115,517	101,222
Commercial Loan [Member] | Real Estate Other [Member] | Special Mention [Member]
Loans By Class [Line Items]
Total Recorded Investment in Loans	0	0
Commercial Loan [Member] | Real Estate Other [Member] | Substandard [Member]
Loans By Class [Line Items]
Total Recorded Investment in Loans	2,580	3,899
Commercial Loan [Member] | Real Estate Other [Member] | Doubtful [Member]
Loans By Class [Line Items]
Total Recorded Investment in Loans	0	0
Real Estate [Member]
Loans By Class [Line Items]
Total Recorded Investment in Loans	23,944	22,183
Real Estate [Member] | Pass [Member]
Loans By Class [Line Items]
Total Recorded Investment in Loans	23,928	22,165
Real Estate [Member] | Special Mention [Member]
Loans By Class [Line Items]
Total Recorded Investment in Loans	0	0
Real Estate [Member] | Substandard [Member]
Loans By Class [Line Items]
Total Recorded Investment in Loans	16	18
Real Estate [Member] | Doubtful [Member]
Loans By Class [Line Items]
Total Recorded Investment in Loans	0	0
Real Estate [Member] | Construction Loans [Member]
Loans By Class [Line Items]
Total Recorded Investment in Loans	5,583	4,214
Real Estate [Member] | Construction Loans [Member] | Pass [Member]
Loans By Class [Line Items]
Total Recorded Investment in Loans	5,583	4,214
Real Estate [Member] | Construction Loans [Member] | Special Mention [Member]
Loans By Class [Line Items]
Total Recorded Investment in Loans	0	0
Real Estate [Member] | Construction Loans [Member] | Substandard [Member]
Loans By Class [Line Items]
Total Recorded Investment in Loans	0	0
Real Estate [Member] | Construction Loans [Member] | Doubtful [Member]
Loans By Class [Line Items]
Total Recorded Investment in Loans	0	0
Real Estate [Member] | Real Estate Other [Member]
Loans By Class [Line Items]
Total Recorded Investment in Loans	18,361	17,969
Real Estate [Member] | Real Estate Other [Member] | Pass [Member]
Loans By Class [Line Items]
Total Recorded Investment in Loans	18,345	17,951
Real Estate [Member] | Real Estate Other [Member] | Special Mention [Member]
Loans By Class [Line Items]
Total Recorded Investment in Loans	0	0
Real Estate [Member] | Real Estate Other [Member] | Substandard [Member]
Loans By Class [Line Items]
Total Recorded Investment in Loans	16	18
Real Estate [Member] | Real Estate Other [Member] | Doubtful [Member]
Loans By Class [Line Items]
Total Recorded Investment in Loans	0	0
Consumer Loan [Member]
Loans By Class [Line Items]
Total Recorded Investment in Loans	30,073	31,460	$ 34,864
Consumer Loan [Member] | Pass [Member]
Loans By Class [Line Items]
Total Recorded Investment in Loans	29,954	31,253
Consumer Loan [Member] | Special Mention [Member]
Loans By Class [Line Items]
Total Recorded Investment in Loans	0	0
Consumer Loan [Member] | Substandard [Member]
Loans By Class [Line Items]
Total Recorded Investment in Loans	119	207
Consumer Loan [Member] | Doubtful [Member]
Loans By Class [Line Items]
Total Recorded Investment in Loans	0	0
Consumer Loan [Member] | Equity [Member]
Loans By Class [Line Items]
Total Recorded Investment in Loans	18,050	18,186
Consumer Loan [Member] | Equity [Member] | Pass [Member]
Loans By Class [Line Items]
Total Recorded Investment in Loans	17,956	17,987
Consumer Loan [Member] | Equity [Member] | Special Mention [Member]
Loans By Class [Line Items]
Total Recorded Investment in Loans	0	0
Consumer Loan [Member] | Equity [Member] | Substandard [Member]
Loans By Class [Line Items]
Total Recorded Investment in Loans	94	199
Consumer Loan [Member] | Equity [Member] | Doubtful [Member]
Loans By Class [Line Items]
Total Recorded Investment in Loans	0	0
Consumer Loan [Member] | Collateralized Auto Loans [Member]
Loans By Class [Line Items]
Total Recorded Investment in Loans	4,641	4,650
Consumer Loan [Member] | Collateralized Auto Loans [Member] | Pass [Member]
Loans By Class [Line Items]
Total Recorded Investment in Loans	4,637	4,650
Consumer Loan [Member] | Collateralized Auto Loans [Member] | Special Mention [Member]
Loans By Class [Line Items]
Total Recorded Investment in Loans	0	0
Consumer Loan [Member] | Collateralized Auto Loans [Member] | Substandard [Member]
Loans By Class [Line Items]
Total Recorded Investment in Loans	4	0
Consumer Loan [Member] | Collateralized Auto Loans [Member] | Doubtful [Member]
Loans By Class [Line Items]
Total Recorded Investment in Loans	0	0
Consumer Loan [Member] | Consumer Portfolio Segment [Member]
Loans By Class [Line Items]
Total Recorded Investment in Loans	7,382	8,624
Consumer Loan [Member] | Consumer Portfolio Segment [Member] | Pass [Member]
Loans By Class [Line Items]
Total Recorded Investment in Loans	7,361	8,616
Consumer Loan [Member] | Consumer Portfolio Segment [Member] | Special Mention [Member]
Loans By Class [Line Items]
Total Recorded Investment in Loans	0	0
Consumer Loan [Member] | Consumer Portfolio Segment [Member] | Substandard [Member]
Loans By Class [Line Items]
Total Recorded Investment in Loans	21	8
Consumer Loan [Member] | Consumer Portfolio Segment [Member] | Doubtful [Member]
Loans By Class [Line Items]
Total Recorded Investment in Loans	$ 0	$ 0